Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carry-forward	$ 14,137,574	$ 10,718,755
Expiration date of net operating loss carry-forward	Dec. 31, 2034
Corporate income tax rate, description	The major change that affects the Company is reducing the corporate income tax rate from 35% to 21%.